Leases - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 76	$ 122
Lease Future Cash Outflow which has not yet commenced	67	106
Net finance lease receivable	$ 24	$ 25
Current finance lease receivables	7	$ 6
Technology-based intangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cash outflows for leases	$ 23